Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable Activity

	As of December 31,
	2024	2025
	(in US$ thousands)
Accounts receivable	$49,979	$38,712
Less: allowance for current expected credit losses	(19,027)	(13,845)
Accounts receivable, net	$30,952	$24,867

Schedule of Movement of Allowance for Credit Losses

Movement of allowance for credit losses was as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
At beginning of the period	$(9,869)	$(14,897)	$(19,027)
Additional provisions	(7,046)	(8,420)	(4,004)
Write-off	1,893	4,128	9,443
Foreign currency translation impact	125	162	(257)
At end of the period	$(14,897)	$(19,027)	$(13,845)